Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 3,009	$ 191	$ 142
Other receivables			45
Prepaid expenses and other current assets	214	69	146
Digital assets	972
Total current assets	4,195	260	333
Property and equipment, net			2
Deferred offering costs		2,757	1,527
Other non-current assets	55	56	31
Total assets	4,250	3,073	1,893
Current liabilities:
Accounts payable	6,982	4,954	3,993
Excise tax payable	1,957
Accrued liabilities	7,848	3,968	2,351
Due to related party	41
Convertible debt payable	4,281	45,921	38,185
Promissory notes	1,045	910	849
PPP loan	1,386	1,376	1,362
Total current liabilities	23,540	57,129	46,740
Total liabilities	38,210	57,129	46,740
Commitments and Contingencies
Warrant liabilities	311
Loans payable - related party at fair value	14,359
Convertible Preferred Stock:
Total convertible preferred stock		65,149
Stockholders’ deficit:
Preferred stock, value
Common stock, value
Additional paid-in-capital	118,254	5,753	5,732
Accumulated deficit	(152,214)	(124,958)	(115,728)
Total stockholders’ deficit	(33,960)	(119,205)	(109,996)
Total liabilities, convertible preferred stock and stockholders’ deficit	4,250	3,073	1,893
Series A convertible preferred stock
Convertible Preferred Stock:
Convertible preferred stock, value		5,231	5,231
Series B convertible preferred stock
Convertible Preferred Stock:
Convertible preferred stock, value		13,701	13,701
Series C convertible preferred stock
Convertible Preferred Stock:
Convertible preferred stock, value		46,217	46,217
Total convertible preferred stock		$ 65,149	$ 65,149